Loans from Banking Corporations	12 Months Ended
Dec. 31, 2024
Loans from Banking Corporations [Abstract]
LOANS FROM BANKING CORPORATIONS

NOTE 13 – LOANS FROM BANKING CORPORATIONS

Composition:

	Interest rate	December 31
	%	2024	2023

Loan denominated in shekels(*)	P+1.5%	-	99
Less current maturities		-	73
		-	26

(*)	During 2024, the Company fully repaid the loan, including current interest and principal.

On January 31, 2024, due to the issuance, the Company paid the bank $165,000 (NIS 600,000) in accordance with the option cancellation agreement.